Summary of Significant Accounting Policies - Schedule of Concentration of Risks (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[1]	66.52%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[2]			34.92%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[1]	19.67%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	11.83%				14.74%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	26.01%			[3]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[2]			14.51%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	24.24%			[3]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[2]			10.21%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	10.49%			[3]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	40.20%					[4]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	16.22%					[4]
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	11.33%					[4]
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[5]	50.15%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage		[5]	25.48%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	19.43%				42.77%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	71.62%		14.39%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	48.99%					[6]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration of risks, percentage	26.00%				57.22%

[1]	Less than 10% of the sales for the six months ended June 30, 2025.
[2]	Less than 10% of the account receivables as of June 30, 2025.
[3]	Less than 10% of the sales for the six months ended June 30, 2024.
[4]	Less than 10% of the account receivables as of December 31, 2024.
[5]	Less than 10% of the purchases for the six months ended June 30, 2025.
[6]	Less than 10% of the account payables as of December 31, 2024.